COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Bellissima product line:
QVC direct response sales	$ 1,025,488	$ 1,313,839	$ 1,994,349	$ 366,959
Other	851,365	728,663	704,705	681,457
Total Bellissima	1,876,853	2,042,502	2,699,054	1,048,416
BiVi product line	0	0	0	3,700
TopPop	2,045,500	0
United Spirits	105,946	0
Hooters product line	37,585	131,182	149,859	158,126
Total	$ 4,065,884	$ 2,173,684	$ 2,848,913	$ 1,210,242